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
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENT DATED FEBRUARY 15, 2008*
                                                                                       PRODUCT FORM #
PRODUCT NAME                                                       NATIONAL                       NEW YORK
  RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY                        S-6161 P (5/07)                S-6163 N (5/07)
                                                                   S-6161 R (5/08)                S-6163 P (5/08)
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)               S-6467 L (5/07)                S-6471 J (5/07)
                                                                   S-6467 M (5/08)                S-6471 K (5/08)
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND       S-6477 L (5/07)
  3                                                                S-6477 M (5/08)
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6406 K (5/07)                S-6410 G (5/07)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE        S-6406 L (5/08)                S-6410 H (5/08)
  ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE        S-6273 K (5/07)                S-6362 G (5/07)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS            S-6273 L (5/08)                S-6362 H (5/08)
  VARIABLE ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6407 H (5/07)
  ANNUITY -- BAND 3                                                S-6407 J (5/08)
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE           S-6503 E (9/07)                S-6504 E (9/07)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)              S-6503 F (5/08)                S-6504 F (9/08)
  VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4
  ACCESS(R) VARIABLE ANNUITY
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE                      S-6199 J (5/07)
                                                                   S-6199 K (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)         S-6418 J (5/07)                S-6419 K (5/07)
  VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES                      S-6418 K (5/08)                S-6419 L (5/08)
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE             S-6196 U (5/07)                S-6185 N (5/07)
                                                                   S-6196 W (5/08)                S-6185 R (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                 S-6194 AH (5/07)               S-6171 AJ (5/07)
                                                                   S-6194 AJ (5/08)               S-6171 AK (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                       S-6189 L (5/07)                S-6211 J (5/07)
                                                                   S-6189 M (5/08)                S-6211 K (5/08)
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE         S-6202 K (5/07)                S-6203 J (5/07)
                                                                   S-6202 L (5/08)                S-6203 K (5/08)
  RIVERSOURCE(R) SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE       S-6482 L (5/07)
                                                                   S-6482 M (5/08)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6466-106 A (2/08)

* Valid until further notice.

This supplement describes proposed changes to the certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus or Annual Report for future reference.

On February 11, 2008, RiverSource Life Insurance Company ("RiverSource Life") and RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") and certain applicable separate accounts filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain investment portfolios (the "Old Portfolios") of certain funds or trusts (the "Old Funds"), with shares of certain investment portfolios (the "New Portfolios") of certain funds or trusts (the "New Funds"), under certain Contracts, each issued through a Separate Account, as follows:

OLD PORTFOLIOS                                                           NEW PORTFOLIOS
 Class I of the American Century VP Value Fund of      RiverSource VP -- Diversified Equity Income Fund of
 the American Century Variable Portfolios              the RiverSource Variable Series Trust
 Class II Shares of the Pioneer Equity Income VCT
 Portfolio of the Pioneer Variable Contracts Trust
 Class II of the American Century VP International     Series II Shares of the AIM V.I. International
 Fund of the American Century Variable Portfolios      Growth Fund of the AIM Variable Insurance Funds
 Class IB Shares of the Putnam VT International New
 Opportunities Fund of the Putnam Variable Trust
 Service Shares of the Dreyfus VIF International       Class B of the AllianceBernstein VPS International
 Value Portfolio of the Dreyfus Variable Investment    Value Portfolio of the AllianceBernstein Variable
 Fund                                                  Products Series Fund
 Service Shares of the Lazard Retirement
 International Equity Portfolio of the Lazard
 Retirement Series
 Service Class of the MFS(R) Total Return Series of    RiverSource VP -- Balanced Fund of the RiverSource
 the MFS(R) Variable Insurance Trust                   Variable Series Trust
 Class 1 of the FTVIPT Templeton Developing Markets    RiverSource VP -- Emerging Markets Fund of the
 Securities Fund of the Franklin Templeton Variable    RiverSource Variable Series Trust
 Insurance Products Trust
 Class 2 of the FTVIPT Templeton Foreign Securities    Class 2 of the Evergreen VA International Equity
 Fund of the Franklin Templeton Variable Insurance     Fund of the Evergreen Variable Annuity Trust
 Products Trust

RiverSource Life and RiverSource Life of NY intend to carry out the proposed substitution by redeeming the applicable share class of the Old Portfolio and purchasing the applicable share class of the New Portfolio. Any Contract value that you have allocated to a subaccount investing in the applicable share class of an Old Portfolio on the date of the substitution would, in effect, be transferred to the subaccount investing in the applicable share class of the New Portfolio. RiverSource Life and RiverSource Life of NY anticipate that, if SEC approval is granted and all of the systems needed to perform the substitution are in place, the proposed substitution will occur in the first quarter of 2009. To the extent required by law, approvals of the proposed substitution also will be obtained from the state insurance regulators in certain jurisdictions.

From February 11, 2008 through 30 days following the substitution, you may make one transfer of Contract Value from the Subaccount investing in the Old Portfolio (before the substitution) or the New Portfolio (after the substitution) to any other available Subaccount without being assessed a transfer fee and without that transfer counting against limitations on transfers permitted under your Contract. In addition, until at least 30 days after the substitution, neither RiverSource Life nor RiverSource Life of NY will exercise any rights it may have under your Contract to impose restrictions or charges on transfers into or out of the Old Portfolio (except as are necessary to prevent short-term trading activities).

S-6466-106 A (2/08)